Property and Equipment	12 Months Ended
Nov. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and Equipment

	November 30,
(in millions)	2019	2018
Ships and ship improvements	$50,446	$46,957
Ships under construction	2,492	2,004
Other property and equipment	3,843	3,661
Total property and equipment	56,781	52,622
Less accumulated depreciation	(18,650)	(17,286)
	$38,131	$35,336

Capitalized interest amounted to $39 million in 2019, $36 million in 2018 and $28 million in 2017.

Sales of Ships

In March 2019, we sold and transferred an NAA segment 1,680-passenger capacity ship.

In April 2019, we sold and transferred an NAA segment 1,260-passenger capacity ship.

In July 2019, we transferred an NAA segment 840-passenger capacity ship.

In August 2019, we transferred an EA segment 1,880-passenger capacity ship.

In November 2019, we entered into an agreement to sell an NAA segment 1,600-passenger capacity ship. The ship will be transferred to the buyer in 2021.

In November 2019, we entered into an agreement to sell an NAA segment 1,260-passenger capacity ship. The ship will be transferred to the buyer in 2021.